Accounting Changes - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Assets				$ 9,747		$ 9,747	$ 9,508
Depreciation and amortization						$ 654	590	$ 574
Impairment loss	$ 70
Coal generation | Maximum
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment						29 years
Coal generation | Minimum
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment						1 year
Wind and Solar
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment					30 years
Wind and Solar | Maximum
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment		15 years
Wind and Solar | Minimum
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment		10 years
Change in Useful Lives Estimate | Sheerness
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization							(8)
Change in Useful Lives Estimate | Coal generation
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization							16
Change in Useful Lives Estimate | Wind and Solar
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization							11
Decommissioning and restoration | Centralia Coal Mine
Disclosure of changes in accounting estimates [line items]
Provision for decommissioning, restoration and rehabilitation costs							141
Impairment loss							$ 141
Alberta Mine | Mining assets | Gross carrying amount
Disclosure of changes in accounting estimates [line items]
Assets				373		$ 373
Alberta Mine | Change in Useful Lives Estimate
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization								$ 38
Alberta Mine | Change in Useful Lives Estimate | Mining assets
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization				15
Alberta Mine | Decommissioning and restoration
Disclosure of changes in accounting estimates [line items]
Provision for decommissioning, restoration and rehabilitation costs	75
Sundance Unit 2
Disclosure of changes in accounting estimates [line items]
Impairment loss			$ 38
Sundance Unit 2 | Change in Useful Lives Estimate
Disclosure of changes in accounting estimates [line items]
Impairment loss			$ 38
Sundance Unit 3 | Change in Useful Lives Estimate
Disclosure of changes in accounting estimates [line items]
Impairment loss	$ 70
Sarnia | Decommissioning and restoration
Disclosure of changes in accounting estimates [line items]
Provision for decommissioning, restoration and rehabilitation costs				$ 15		$ 15